UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2008
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		May 14, 2008

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      25
						     ----------
Form 13F Information Table Value Total	              $219,445
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                           value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                  Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------    -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aecom Technology Corp. Delaware	COM	       00766T100  1,040      40,000 SH	     SOLE    NONE      40,000       0	 0
Aldila Inc.	                COM NEW	       014384200  1,493     130,949 SH	     SOLE    NONE     130,949       0    0
Aerovironment Inc.	        COM	       008073108    926      45,302 SH	     SOLE    NONE      45,302       0    0
Clinical Data Inc. New	        COM	       18725U109     46       2,500 SH	     SOLE    NONE       2,500       0	 0
Covidien Ltd.	                COM	       G2552X108  7,669     173,320 SH	     SOLE    NONE     173,320       0    0
Computer Sciences Corp	        COM	       205363104 10,198     250,000 SH	     SOLE    NONE     250,000       0    0
Computer Sciences Corp	        COM	       205363104 12,237     300,000 	CALL SOLE    NONE     300,000       0    0
Computer Sciences Corp	        COM	       205363104 12,237     300,000	CALL SOLE    NONE     300,000       0    0
Eclipsys Corp	                COM	       278856109  3,922     200,000 SH	     SOLE    NONE     200,000       0    0
First Advantage Corp.	        CL A	       31845F100 13,322     628,672 SH	     SOLE    NONE     628,672	    0	 0
Fidelity Nat. Info. Serv.	COM	       31620M106 23,751     622,730 SH       SOLE    NONE     622,730	    0    0
L-1 Identity Solutions Inc	COM	       50212A106 10,559     793,940 SH	     SOLE    NONE     793,940       0    0
Landamerica Financial Group	COM	       514936103 24,662     624,835 SH	     SOLE    NONE     624,835       0	 0
Allscripts Healthcare Solutions	COM	       01988P108  6,708     650,001 SH	     SOLE    NONE     650,001       0    0
Netsuite Inc.	                COM	       64118Q107  2,074      96,284 SH       SOLE    NONE      96,284	    0    0
Neustar Inc.	                CL A	       64126X201  1,589      60,000 SH       SOLE    NONE      60,000       0    0
SAIC, Inc	                COM	       78390X101 15,046     809,367 SH	     SOLE    NONE     809,367       0    0
Skillsoft PLC	                SPONSORED ADR  830928107 17,472   1,668,757 SH	     SOLE    NONE   1,668,757	    0	 0
Scotts Miracle Gro Co.	        CL A	       810186106  2,756      85,000 SH	     SOLE    NONE      85,000       0    0
Stewart Information Svcs Corp	COM	       860372101    406      14,521 SH	     SOLE    NONE      14,521       0    0
Sumtotal Systems Inc.	        COM	       866615107  5,696   1,365,934 SH       SOLE    NONE   1,365,934       0    0
Stanley Inc.	                COM	       854532108  8,830     299,734 SH	     SOLE    NONE     299,734       0	 0
Tempur Pedic Intl Inc.	        COM	       88023U101  8,847     804,275 SH	     SOLE    NONE     804,275       0    0
Ultra Clean Holdings, Inc.	COM	       90385V107 17,324   1,767,776 SH	     SOLE    NONE   1,767,776       0	 0
Western Un Co.	                COM	       959802109 10,635     500,000 SH	     SOLE    NONE     500,000	    0    0
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